Pension and Severance Benefits - Expected Benefit Payments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Domestic Plans
Defined Benefit Plan and Severance [Line Items]
2014	$ 2,032
2015	2,008
2016	1,964
2017	1,915
2018	1,864
2019-2022	8,369
Foreign Plans
Defined Benefit Plan and Severance [Line Items]
2014	9,248
2015	8,601
2016	8,693
2017	8,380
2018	8,387
2019-2022	$ 40,146